Discontinued Operations Adient discontinued operations (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations attributable to noncontrolling interests	$ 84	$ 70	$ 90
Income (loss) from discontinued operations	1,600	(749)	(309)
Adient spin-off [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales	16,837	20,079	22,032
Income from discontinued operations before income taxes	525	1,220	879
Provision for income taxes on discontinued operations	2,041	529	314
Income from discontinued operations attributable to noncontrolling interests	84	66	67
Income (loss) from discontinued operations	$ (1,600)	$ 625	$ 498